Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders — basic	207,814	114,832	174,887
Amounts allocated to preferred shares for participating rights to dividends	7,937	—	—

Net income attributable to ordinary shareholders — diluted	215,751	114,832	174,887

Weighted average ordinary shares outstanding — basic	198,517,280	241,928,286	243,284,332
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	6,201,302	4,252,916	3,696,669
Preferred shares	29,762,312	—	—

Weighted average ordinary shares outstanding — diluted	234,480,894	246,181,202	246,981,001

Basic earnings per share	1.05	0.47	0.72

Diluted earnings per share	0.92	0.47	0.71

Outstanding Securities Excluded from Computation of Diluted Earnings Per Share

For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2010	2011	2012
Outstanding employee options and nonvested restricted stocks	—	1,486,533	797,981